Leases - Schedule of Future Minimum Lease Payments to be Received (Details) $ in Millions	Dec. 31, 2020 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2021	$ 272
2022	173
2023	90
2024	34
2025	12
2026 and thereafter	1
Total undiscounted lease payments	$ 582